Short-term bank deposits	12 Months Ended
Dec. 31, 2025
Disclosure Of Short Term Bank Deposits [Abstract]
Short-term bank deposits
Note 5:	Short-term bank deposits

	December 31
	2025	2024

USD Bank deposits (1)	48,341	34,006

	48,341	34,006

(1)	The USD deposits are for the period of 102-371 days and bear annual interest of 4.71%-5.37% for 2025 and 5.45%-6.39% for 2024.